Earnings Per Share (Computation Of Basic And Diluted Earnings Per Share) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings Per Share [Abstract]
Net income	$ 543,966	$ 452,826	$ 357,523
Weighted average Ordinary shares outstanding (in thousands)	206,917	208,106	209,371
Employee stock options and RSUs (in thousands)	7,005	4,827	2,837
Diluted weighted average Ordinary shares outstanding (in thousands)	213,922	212,933	212,208
Basic earnings per Ordinary share	$ 2.63	$ 2.18	$ 1.71
Diluted earnings per Ordinary share	$ 2.54	$ 2.13	$ 1.68